PIMCO Funds
Supplement Dated December 5, 2011 to the
Strategic Markets Funds - Institutional Class, Class P, Administrative Class and Class D Prospectus; Strategic Markets Funds - Class A, Class B, Class C and Class R Prospectus (the "Prospectuses"); and Statement of Additional Information (the "SAI"), each dated July 31, 2011, as supplemented from time to time

Disclosure Related to PIMCO RealRetirement® 2010 Fund (the "Fund")

Effective January 18, 2012, the name of the Fund will be changed to the PIMCO RealRetirement® Income and Distribution Fund.  Accordingly, effective January 18, 2012, all references to the Fund in the Prospectuses and SAI are hereby deleted and replaced with the following:

 PIMCO RealRetirement® Income and Distribution Fund

In addition, effective January 18, 2012, the first paragraph in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

The PIMCO RealRetirement® Income and Distribution Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement® Fund's name.  Unlike the other PIMCO RealRetirement® Funds, the Fund does not include a "self-elected" year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments.  The asset allocation of the Fund is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement.  An investment in the Fund is not guaranteed, and you may experience losses.  There is no guarantee that the Fund will provide adequate income at and through your retirement.

In addition, effective January 18, 2012, the second sentence of the fourth paragraph in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

The Fund's current asset allocation is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement.

In addition, effective January 3, 2012, the chart illustrating the Fund's Allocation Glide Path in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

Additionally, effective January 18, 2012, the two paragraphs immediately preceding the table setting forth the Fund's permissible range of tactical allocation adjustments in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses are deleted and replaced with the following:

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target date.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

Additionally, effective January 3, 2012, the table setting forth the Fund's permissible range of tactical allocation adjustments in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40% - 70%	25%	10% - 40%	20%	10% - 60%
30	55%	40% - 70%	20%	5% - 35%	25%	10% - 65%
20	45%	30% - 55%	15%	0% - 25%	40%	10% - 75%
10	25%	10% - 35%	10%	0% - 20%	65%	35% - 95%
0	15%	5% - 25%	5%	0% - 10%	80%	60% - 95%

Additionally, effective January 18, 2012, the Fund's broad-based securities market index is the Dow Jones Real ReturnSM Today Index.  Accordingly, effective January 18, 2012, the following disclosure is added to the beginning of the second paragraph of the Fund's Fund Summary—Performance Information section in the Prospectuses:

Effective January 18, 2012, the Fund's broad-based securities market index is the Dow Jones Real ReturnSM Today Index.  The Dow Jones Real Return Today IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk. It is not possible to invest directly in an unmanaged index. Prior to January 18, 2012, the Fund's broad-based securities market index was the Dow Jones Real ReturnSM 2010 Index.  The Fund's new broad-based securities market index was selected as it is more clearly aligned with the Fund's current risk exposure going forward.

Additionally, effective January 18, 2012, the following disclosure is added above the row relating to the Dow Jones Real ReturnSM 2010 Index in the Average Annual Total Returns table in the Fund's Fund Summary—Performance Information section in the Prospectuses:

	1 Year	Fund Inception (03/31/08)
Dow Jones Real ReturnSM Today Index (reflects no deductions for fees, expenses or taxes)	10.34%%	3.47%

PIMCO Funds

Supplement Dated December 5, 2011 to the
Strategic Markets Funds - Institutional Class, Class P, Administrative Class and Class D Prospectus and Strategic Markets Funds - Class A, Class B, Class C and Class R Prospectus (the "Prospectuses"), each dated July 31, 2011, as supplemented from time to time

Disclosure Related to PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2020 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2030 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO RealRetirement® 2040 Fund and PIMCO RealRetirement® 2050 Fund (each a "Fund")

Effective January 3, 2012, the chart illustrating each Fund's Allocation Glide Path in each Fund's Fund Summary—Performance Information section in the Prospectuses is deleted and replaced with the following:

In addition, effective January 18, 2012, the last sentence in the paragraph immediately preceding the table setting forth each Fund's permissible range of tactical allocation adjustments in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted in its entirety.

Additionally, effective January 3, 2012, the table setting forth each Fund's permissible range of tactical allocation adjustments in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40% - 70%	25%	10% - 40%	20%	10% - 60%
30	55%	40% - 70%	20%	5% - 35%	25%	10% - 65%
20	45%	30% - 55%	15%	0% - 25%	40%	10% - 75%
10	25%	10% - 35%	10%	0% - 20%	65%	35% - 95%
0	15%	5% - 25%	5%	0% - 10%	80%	60% - 95%

Additionally, effective January 18, 2012, the following paragraph is added before the next to last paragraph in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses:

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement® Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders.  Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement® Income and Distribution Fund.

PIMCO Funds
Supplement Dated December 5, 2011 to the
Strategic Markets Funds - Institutional Class, Class P, Administrative Class and Class D Prospectus; Strategic Markets Funds - Class A, Class B, Class C and Class R Prospectus (the "Prospectuses"); and Statement of Additional Information (the "SAI"), each dated July 31, 2011, as supplemented from time to time

Disclosure Related to PIMCO RealRetirement® 2010 Fund (the "Fund")

Effective January 18, 2012, the name of the Fund will be changed to the PIMCO RealRetirement® Income and Distribution Fund.  Accordingly, effective January 18, 2012, all references to the Fund in the Prospectuses and SAI are hereby deleted and replaced with the following:

 PIMCO RealRetirement® Income and Distribution Fund

In addition, effective January 18, 2012, the first paragraph in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

The PIMCO RealRetirement® Income and Distribution Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement® Fund's name.  Unlike the other PIMCO RealRetirement® Funds, the Fund does not include a "self-elected" year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments.  The asset allocation of the Fund is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement.  An investment in the Fund is not guaranteed, and you may experience losses.  There is no guarantee that the Fund will provide adequate income at and through your retirement.

In addition, effective January 18, 2012, the second sentence of the fourth paragraph in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

The Fund's current asset allocation is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement.

In addition, effective January 3, 2012, the chart illustrating the Fund's Allocation Glide Path in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

Additionally, effective January 18, 2012, the two paragraphs immediately preceding the table setting forth the Fund's permissible range of tactical allocation adjustments in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses are deleted and replaced with the following:

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target date.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

Additionally, effective January 3, 2012, the table setting forth the Fund's permissible range of tactical allocation adjustments in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40% - 70%	25%	10% - 40%	20%	10% - 60%
30	55%	40% - 70%	20%	5% - 35%	25%	10% - 65%
20	45%	30% - 55%	15%	0% - 25%	40%	10% - 75%
10	25%	10% - 35%	10%	0% - 20%	65%	35% - 95%
0	15%	5% - 25%	5%	0% - 10%	80%	60% - 95%

Additionally, effective January 18, 2012, the Fund's broad-based securities market index is the Dow Jones Real ReturnSM Today Index.  Accordingly, effective January 18, 2012, the following disclosure is added to the beginning of the second paragraph of the Fund's Fund Summary—Performance Information section in the Prospectuses:

Effective January 18, 2012, the Fund's broad-based securities market index is the Dow Jones Real ReturnSM Today Index.  The Dow Jones Real Return Today IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk. It is not possible to invest directly in an unmanaged index. Prior to January 18, 2012, the Fund's broad-based securities market index was the Dow Jones Real ReturnSM 2010 Index.  The Fund's new broad-based securities market index was selected as it is more clearly aligned with the Fund's current risk exposure going forward.

Additionally, effective January 18, 2012, the following disclosure is added above the row relating to the Dow Jones Real ReturnSM 2010 Index in the Average Annual Total Returns table in the Fund's Fund Summary—Performance Information section in the Prospectuses:

	1 Year	Fund Inception (03/31/08)
Dow Jones Real ReturnSM Today Index (reflects no deductions for fees, expenses or taxes)	10.34%%	3.47%

PIMCO Funds

Supplement Dated December 5, 2011 to the
Strategic Markets Funds - Institutional Class, Class P, Administrative Class and Class D Prospectus and Strategic Markets Funds - Class A, Class B, Class C and Class R Prospectus (the "Prospectuses"), each dated July 31, 2011, as supplemented from time to time

Disclosure Related to PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2020 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2030 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO RealRetirement® 2040 Fund and PIMCO RealRetirement® 2050 Fund (each a "Fund")

Effective January 3, 2012, the chart illustrating each Fund's Allocation Glide Path in each Fund's Fund Summary—Performance Information section in the Prospectuses is deleted and replaced with the following:

In addition, effective January 18, 2012, the last sentence in the paragraph immediately preceding the table setting forth each Fund's permissible range of tactical allocation adjustments in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted in its entirety.

Additionally, effective January 3, 2012, the table setting forth each Fund's permissible range of tactical allocation adjustments in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40% - 70%	25%	10% - 40%	20%	10% - 60%
30	55%	40% - 70%	20%	5% - 35%	25%	10% - 65%
20	45%	30% - 55%	15%	0% - 25%	40%	10% - 75%
10	25%	10% - 35%	10%	0% - 20%	65%	35% - 95%
0	15%	5% - 25%	5%	0% - 10%	80%	60% - 95%

Additionally, effective January 18, 2012, the following paragraph is added before the next to last paragraph in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses:

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement® Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders.  Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement® Income and Distribution Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 5, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 5, 2011
Prospectus Date	rr_ProspectusDate	Dec 5, 2011
Strategic Markets - RealRetirement 2010 [Supplement Text Block]	pimco_SupplementTextBlock

PIMCO Funds
Supplement Dated December 5, 2011 to the
Strategic Markets Funds - Institutional Class, Class P, Administrative Class and Class D Prospectus; Strategic Markets Funds - Class A, Class B, Class C and Class R Prospectus (the "Prospectuses"); and Statement of Additional Information (the "SAI"), each dated July 31, 2011, as supplemented from time to time

Disclosure Related to PIMCO RealRetirement® 2010 Fund (the "Fund")

Effective January 18, 2012, the name of the Fund will be changed to the PIMCO RealRetirement® Income and Distribution Fund.  Accordingly, effective January 18, 2012, all references to the Fund in the Prospectuses and SAI are hereby deleted and replaced with the following:

 PIMCO RealRetirement® Income and Distribution Fund

In addition, effective January 18, 2012, the first paragraph in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

The PIMCO RealRetirement® Income and Distribution Fund (the "Fund") is intended for investors seeking professional management of a comprehensive asset allocation strategy for retirement savings. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the "self-elected" year of retirement indicated in the PIMCO RealRetirement® Fund's name.  Unlike the other PIMCO RealRetirement® Funds, the Fund does not include a "self-elected" year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments.  The asset allocation of the Fund is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement.  An investment in the Fund is not guaranteed, and you may experience losses.  There is no guarantee that the Fund will provide adequate income at and through your retirement.

In addition, effective January 18, 2012, the second sentence of the fourth paragraph in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

The Fund's current asset allocation is based on the asset allocation at zero years left until retirement on the glide path and is intended to be used throughout an investor's retirement.

In addition, effective January 3, 2012, the chart illustrating the Fund's Allocation Glide Path in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

Additionally, effective January 18, 2012, the two paragraphs immediately preceding the table setting forth the Fund's permissible range of tactical allocation adjustments in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses are deleted and replaced with the following:

PIMCO performs tactical allocation adjustments around the glide path, meaning PIMCO may vary the Fund's actual asset allocation exposures from the glide path's long-term targets based on PIMCO's real-time views of perceived risks and opportunities. PIMCO will generally reduce variation from the glide path's targets as the Fund approaches the target date.

The actual asset allocation at a given time may vary from the target strategic asset allocations based on PIMCO's tactical allocation adjustments and on market movements. These variances will be limited to a certain range relative to the target allocations under normal circumstances. The table below illustrates the permissible range in which the allocations may vary, as measured monthly.

Additionally, effective January 3, 2012, the table setting forth the Fund's permissible range of tactical allocation adjustments in the Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40% - 70%	25%	10% - 40%	20%	10% - 60%
30	55%	40% - 70%	20%	5% - 35%	25%	10% - 65%
20	45%	30% - 55%	15%	0% - 25%	40%	10% - 75%
10	25%	10% - 35%	10%	0% - 20%	65%	35% - 95%
0	15%	5% - 25%	5%	0% - 10%	80%	60% - 95%

Additionally, effective January 18, 2012, the Fund's broad-based securities market index is the Dow Jones Real ReturnSM Today Index.  Accordingly, effective January 18, 2012, the following disclosure is added to the beginning of the second paragraph of the Fund's Fund Summary—Performance Information section in the Prospectuses:

Effective January 18, 2012, the Fund's broad-based securities market index is the Dow Jones Real ReturnSM Today Index.  The Dow Jones Real Return Today IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk. It is not possible to invest directly in an unmanaged index. Prior to January 18, 2012, the Fund's broad-based securities market index was the Dow Jones Real ReturnSM 2010 Index.  The Fund's new broad-based securities market index was selected as it is more clearly aligned with the Fund's current risk exposure going forward.

Additionally, effective January 18, 2012, the following disclosure is added above the row relating to the Dow Jones Real ReturnSM 2010 Index in the Average Annual Total Returns table in the Fund's Fund Summary—Performance Information section in the Prospectuses:

	1 Year	Fund Inception (03/31/08)
Dow Jones Real ReturnSM Today Index (reflects no deductions for fees, expenses or taxes)	10.34%%	3.47%

Strategic Markets - RealRetirement [Supplement Text Block]	pimco_SupplementTextBlock_01

PIMCO Funds

Supplement Dated December 5, 2011 to the
Strategic Markets Funds - Institutional Class, Class P, Administrative Class and Class D Prospectus and Strategic Markets Funds - Class A, Class B, Class C and Class R Prospectus (the "Prospectuses"), each dated July 31, 2011, as supplemented from time to time

Disclosure Related to PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2020 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2030 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO RealRetirement® 2040 Fund and PIMCO RealRetirement® 2050 Fund (each a "Fund")

Effective January 3, 2012, the chart illustrating each Fund's Allocation Glide Path in each Fund's Fund Summary—Performance Information section in the Prospectuses is deleted and replaced with the following:

In addition, effective January 18, 2012, the last sentence in the paragraph immediately preceding the table setting forth each Fund's permissible range of tactical allocation adjustments in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted in its entirety.

Additionally, effective January 3, 2012, the table setting forth each Fund's permissible range of tactical allocation adjustments in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses is deleted and replaced with the following:

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	55%	40% - 70%	25%	10% - 40%	20%	10% - 60%
30	55%	40% - 70%	20%	5% - 35%	25%	10% - 65%
20	45%	30% - 55%	15%	0% - 25%	40%	10% - 75%
10	25%	10% - 35%	10%	0% - 20%	65%	35% - 95%
0	15%	5% - 25%	5%	0% - 10%	80%	60% - 95%

Additionally, effective January 18, 2012, the following paragraph is added before the next to last paragraph in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectuses:

As the Fund reaches the target year indicated in the Fund's name, it may be combined with the PIMCO RealRetirement® Income and Distribution Fund, provided that the Board of Trustees determines that the combination would be in the best interests of the Fund and its shareholders.  Prior to any combination, which may occur on or after the target year indicated in the Fund's name, the Fund will provide shareholders with advance notice regarding the combination. If and when such a combination occurs, shareholders of the Fund will become shareholders of the PIMCO RealRetirement® Income and Distribution Fund.